Taxes on Income (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets [Abstract]
Operating loss carryforward	$ 51,683	$ 37,951	$ 25,077
Deferred taxes due to carryforward losses	11,887	8,729	5,768
Valuation allowance	(11,887)	(8,729)	(5,768)
Net deferred tax asset